PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 45,708	$ 43,421	[1]
Less: Accumulated depreciation	34,184	32,274	[1]
Depreciated cost	11,524	11,147	[1]
Depreciation and amortization	2,069	1,859	[2]	1,906	[2]
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,232	5,582	[1]
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	36,299	34,696	[1]
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	334	418	[1]
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,646	1,559	[1]
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,197	$ 1,166	[1]

[1]	(*) Excluding held for sale assets at December 31, 2013
[2]	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.